Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 95,747	₱ 104,220
Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		88,519
HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		15,165
Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		386
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	88,345	93,192
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		77,491
Financial assets neither past due nor impaired [member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Financial assets neither past due nor impaired [member] | Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		15,165
Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		386
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	112,486	118,943
Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		103,242
Costs [Member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Costs [Member] | Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		15,165
Costs [Member] | Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		386
Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	78,881	83,259
Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,464	9,933
Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		67,644
Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		9,847
Costs [Member] | Financial assets neither past due nor impaired [member] | HTM investments [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Costs [Member] | Financial assets neither past due nor impaired [member] | Available-for-sale financial investments [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		15,079
Costs [Member] | Financial assets neither past due nor impaired [member] | Available-for-sale financial investments [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		86
Costs [Member] | Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		386
Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,402	11,028
Costs [Member] | Financial assets past due but not impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		11,028
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,739	14,723
Costs [Member] | Impaired [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		14,723
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	96,214
Financial instruments at amortized cost [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,686
Financial instruments at amortized cost [Member] | Costs [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150
Financial instruments at amortized cost [Member] | Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	51,654
Financial instruments at amortized cost [Member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,165
Financial instruments at amortized cost [Member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	19,444
Financial instruments at amortized cost [Member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,073
Financial instruments at amortized cost [Member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,225
Financial instruments at amortized cost [Member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	270
Financial instruments at amortized cost [Member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,547
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	62,722
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,351
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,221
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,226
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	51,410
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	244
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,165
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,125
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,577
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,806
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,519
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	593
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	850
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	29
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	49
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,223
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,886
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,402
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,918
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,239
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,863
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	115
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,264
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,739
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	236
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,824
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,509
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	919
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	77
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,174
Financial assets at fair value through profit or loss, category [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,919
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,833
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,763
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	227
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	83
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,806
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	113
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,833
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Financial assets at FVPL [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,650
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Financial assets at FVPL [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	113
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Interest rate swap contract [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	227
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Long-term currency swap [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	83
Financial assets at fair value through profit or loss, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Short Term Currency Swap | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13
Financial assets at fair value through other comprehensive income, category [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Financial assets at fair value through other comprehensive income, category [member] | Costs [Member] | Debt instruments at fair value through other comprehensive income [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Financial assets at fair value through other comprehensive income, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Financial assets at fair value through other comprehensive income, category [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Debt instruments at fair value through other comprehensive income [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 4,353
Advances and other noncurrent assets [Member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		20,901
Advances and other noncurrent assets [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		19,202
Advances and other noncurrent assets [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,474
Advances and other noncurrent assets [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3
Advances and other noncurrent assets [Member] | Costs [Member] | Impaired [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		222
Cash and Cash Equivalent [member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		32,905
Cash and Cash Equivalent [member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		32,905
Cash and Cash Equivalent [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		32,705
Cash and Cash Equivalent [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		200
Short Term Investments1 | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,074
Short Term Investments1 | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,074
Short Term Investments1 | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,074
Investment in debt securities and other long term investments [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		100
Investment in debt securities and other long term investments [Member] | Financial assets neither past due nor impaired [member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Investment in debt securities and other long term investments [Member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		100
Investment in debt securities and other long term investments [Member] | Costs [Member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Investment in debt securities and other long term investments [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		100
Investment in debt securities and other long term investments [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | HTM investments [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Retail subscribers [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		7,903
Retail subscribers [Member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		17,961
Retail subscribers [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2,984
Retail subscribers [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		4,919
Retail subscribers [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,280
Retail subscribers [Member] | Costs [Member] | Impaired [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8,778
Corporate subscribers [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		4,268
Corporate subscribers [Member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		9,641
Corporate subscribers [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2,035
Corporate subscribers [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2,233
Corporate subscribers [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2,069
Corporate subscribers [Member] | Costs [Member] | Impaired [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,304
Foreign administrations [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,710
Foreign administrations [Member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		6,517
Foreign administrations [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		838
Foreign administrations [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		872
Foreign administrations [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,869
Foreign administrations [Member] | Costs [Member] | Impaired [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		938
Domestic carriers [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		149
Domestic carriers [Member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		457
Domestic carriers [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		76
Domestic carriers [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		73
Domestic carriers [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		233
Domestic carriers [Member] | Costs [Member] | Impaired [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		75
Dealers agents and others [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8,706
Dealers agents and others [Member] | Costs [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		13,686
Dealers agents and others [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8,630
Dealers agents and others [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		76
Dealers agents and others [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,574
Dealers agents and others [Member] | Costs [Member] | Impaired [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,406
Long-term currency swap [Member] | Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		240
Long-term currency swap [Member] | Costs [Member] | Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		240
Long-term currency swap [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		240
Interest rate swap contract [member] | Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		146
Interest rate swap contract [member] | Costs [Member] | Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		146
Interest rate swap contract [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		₱ 146